SCHEDULE OF GOODWILL (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, gross	$ 8,912,437	$ 69,517,007
Less: accumulated impairment
Goodwill arising from acquisition (US$)	$ 8,912,437	$ 69,517,007